REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (1,188)	$ 2,130	$ 2,479
Depreciation and amortization expenses	284	316	393
Stock-based compensation	69	107	44
Financial loss (income), net	95	(61)	(60)
Income tax expenses	54	435	736
Net income (loss) from continuing operations	$ (1,690)	$ 1,333	$ 1,366